                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
         (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
     SHARES                                                                                              VALUE
-----------------                                                                                 --------------------

                  COMMON STOCKS (98.6%)
                  Advertising/Marketing Services (0.4%)
         364,728  Interpublic Group of Companies, Inc. (The)*                                     $          4,489,802
          43,622  Omnicom Group, Inc.                                                                        4,466,020
                                                                                                  --------------------
                                                                                                             8,955,822
                                                                                                  ---------------------
                  Aerospace & Defense (1.6%)
          50,332  Boeing Co.                                                                                 4,475,018
          58,413  General Dynamics Corp.                                                                     4,462,753
          90,291  Goodrich Corp.                                                                             4,648,181
          53,556  L-3 Communications Holdings, Inc.                                                          4,684,543
          46,318  Lockheed Martin Corp.                                                                      4,493,772
          62,421  Northrop Grumman Corp.                                                                     4,632,887
          85,406  Raytheon Co.                                                                               4,480,399
          66,343  Rockwell Collins, Inc.                                                                     4,440,337
                                                                                                  --------------------
                                                                                                            36,317,890
                                                                                                  --------------------
                  Agricultural Commodities/Milling (0.2%)
         134,260  Archer-Daniels-Midland Co.                                                                 4,927,342
                                                                                                  --------------------

                  Air Freight/Couriers (0.6%)
          90,753  C.H. Robinson Worldwide, Inc.                                                              4,333,456
          38,770  FedEx Corp.                                                                                4,165,061
          62,214  United Parcel Service, Inc. (Class B)                                                      4,361,201
                                                                                                  --------------------
                                                                                                            12,859,718
                                                                                                  --------------------
                  Airlines (0.2%)
         287,263  Southwest Airlines Co.                                                                     4,222,766
                                                                                                  --------------------

                  Aluminum (0.2%)
         135,302  Alcoa, Inc.                                                                                4,586,738
                                                                                                  --------------------

                  Apparel/Footwear (1.2%)
          92,883  Coach, Inc.*                                                                               4,648,794
         134,865  Jones Apparel Group, Inc.                                                                  4,144,401
         105,296  Liz Claiborne, Inc.                                                                        4,511,934
          42,151  Nike, Inc. (Class B)                                                                       4,478,965
          51,407  Polo Ralph Lauren Corp.                                                                    4,531,527
          56,027  V.F. Corp.                                                                                 4,628,951
                                                                                                  --------------------
                                                                                                            26,944,572
                                                                                                  --------------------
                  Apparel/Footwear Retail (0.9%)
          45,500  Abercrombie & Fitch Co. (Class A)                                                          3,443,440
         246,225  Gap, Inc. (The)                                                                            4,237,532
         167,663  Limited Brands, Inc.                                                                       4,369,298
          88,892  Nordstrom, Inc.                                                                            4,710,387
         165,094  TJX Companies, Inc. (The)                                                                  4,450,934
                                                                                                  --------------------
                                                                                                            21,211,591
                                                                                                  --------------------

                  Auto Parts: O.E.M. (0.4%)
          54,895  Eaton Corp.                                                                                4,587,026
          47,799  Johnson Controls, Inc.                                                                     4,522,741
                                                                                                  --------------------
                                                                                                             9,109,767
                                                                                                  --------------------
                  Automotive Aftermarket (0.2%)
         160,294  Goodyear Tire & Rubber Co. (The)*                                                          4,999,570
                                                                                                  --------------------

                  Beverages: Alcoholic (0.8%)
          90,689  Anheuser-Busch Companies, Inc.                                                             4,576,167
          66,640  Brown-Forman Corp. (Class B)                                                               4,368,918
         223,609  Constellation Brands Inc. (Class A)*                                                       4,736,039
          50,995  Molson Coors Brewing Co. (Class B)                                                         4,825,147
                                                                                                  --------------------
                                                                                                            18,506,271
                                                                                                  --------------------
                  Beverages: Non-Alcoholic (0.8%)
          93,313  Coca-Cola Co. (The)                                                                        4,479,024
         216,938  Coca-Cola Enterprises Inc.                                                                 4,392,995
         140,448  Pepsi Bottling Group, Inc. (The)                                                           4,478,887
          69,874  PepsiCo, Inc.                                                                              4,441,191
                                                                                                  --------------------
                                                                                                            17,792,097
                                                                                                  --------------------
                  Biotechnology (1.4%)
          72,664  Amgen Inc.*                                                                                4,060,464
          98,943  Biogen Idec Inc.*                                                                          4,391,090
          82,832  Celgene Corp.*                                                                             4,345,367
          72,737  Genzyme Corp.*                                                                             4,365,675
          65,141  Gilead Sciences, Inc.*                                                                     4,983,287
         138,466  MedImmune, Inc.*                                                                           5,038,778
          63,444  Millipore Corp.*                                                                           4,597,787
                                                                                                  --------------------
                                                                                                            31,782,448
                                                                                                  --------------------
                  Broadcasting (0.2%)
         128,837  Clear Channel Communications, Inc.                                                         4,514,448
                                                                                                  --------------------

                  Building Products (0.4%)
          85,069  American Standard Companies, Inc.                                                          4,510,358
         156,575  Masco Corp.                                                                                4,290,155
                                                                                                  --------------------
                                                                                                             8,800,513
                                                                                                  --------------------
                  Cable/Satellite TV (0.4%)
         169,376  Comcast Corp. (Class A)*                                                                   4,395,307
         195,506  DIRECTV Group, Inc. (The)*                                                                 4,510,323
                                                                                                  --------------------
                                                                                                             8,905,630
                                                                                                  --------------------
                  Casino/Gaming (0.4%)
          54,199  Harrah's Entertainment, Inc.                                                               4,577,106
         110,260  International Game Technology                                                              4,452,299
                                                                                                  --------------------
                                                                                                             9,029,405
                                                                                                  --------------------
                  Chemicals: Agricultural (0.2%)
          87,874  Monsanto Co.                                                                               4,829,555
                                                                                                  --------------------

                  Chemicals: Major Diversified (1.0%)
         100,109  Dow Chemical Co. (The)                                                                     4,590,999
          90,671  Du Pont (E.I.) de Nemours & Co.                                                            4,481,868
          75,048  Eastman Chemical Co.                                                                       4,752,790
         226,157  Hercules Inc.*                                                                             4,419,108

          88,967  Rohm & Haas Co.                                                                            4,601,373
                                                                                                  --------------------
                                                                                                            22,846,138
                                                                                                  --------------------
                  Chemicals: Specialty (0.8%)
          61,969  Air Products & Chemicals, Inc.                                                             4,578,889
          68,396  Ashland Inc.                                                                               4,486,778
          72,666  Praxair, Inc.                                                                              4,575,051
         113,858  Sigma-Aldrich Corp.                                                                        4,727,384
                                                                                                  --------------------
                                                                                                            18,368,102
                                                                                                  --------------------
                  Coal (0.4%)
         125,587  CONSOL Energy, Inc.                                                                        4,914,219
         113,543  Peabody Energy Corp.                                                                       4,568,970
                                                                                                  --------------------
                                                                                                             9,483,189
                                                                                                  --------------------
                  Commercial Printing/Forms (0.2%)
         128,145  Donnelley (R.R.) & Sons Co.                                                                4,688,826
                                                                                                  --------------------

                  Computer Communications (0.8%)
         372,424  Avaya Inc.*                                                                                4,398,327
         167,572  Cisco Systems, Inc.*                                                                       4,278,113
         239,253  Juniper Networks, Inc.*                                                                    4,708,499
         254,666  QLogic Corp.*                                                                              4,329,322
                                                                                                  --------------------
                                                                                                            17,714,261
                                                                                                  --------------------
                  Computer Peripherals (0.6%)
         343,111  EMC Corp.*                                                                                 4,752,087
          72,749  Lexmark International, Inc. (Class A)*                                                     4,252,907
         117,346  Network Appliance, Inc.*                                                                   4,285,476
          42,000  Seagate Technology Inc. (Escrow) (a)*                                                              0
                                                                                                  --------------------
                                                                                                            13,290,470
                                                                                                  --------------------
                  Computer Processing Hardware (1.0%)
          50,563  Apple Computer, Inc.*                                                                      4,697,808
         191,509  Dell Inc.*                                                                                 4,444,924
         113,503  Hewlett-Packard Co.                                                                        4,556,010
          94,907  NCR Corp.*                                                                                 4,533,707
         725,948  Sun Microsystems, Inc.*                                                                    4,362,947
                                                                                                  --------------------
                                                                                                            22,595,396
                                                                                                  --------------------
                  Construction Materials (0.2%)
          39,394  Vulcan Materials Co.                                                                       4,588,613
                                                                                                  --------------------

                  Containers/Packaging (1.0%)
         100,175  Ball Corp.                                                                                 4,593,024
         131,410  Bemis Company, Inc.                                                                        4,387,780
         137,446  Pactiv Corp.*                                                                              4,637,428
         143,058  Sealed Air Corp.                                                                           4,520,633
          78,427  Temple-Inland Inc.                                                                         4,685,229
                                                                                                  --------------------
                                                                                                            22,824,094
                                                                                                  --------------------
                  Contract Drilling (1.0%)
          84,126  ENSCO International Inc.                                                                   4,576,454
         147,163  Nabors Industries, Ltd. (Bermuda)*                                                         4,366,326
          58,041  Noble Corp. (Cayman Islands)                                                               4,566,666
         140,815  Rowan Companies, Inc.                                                                      4,572,263
          56,474  Transocean Inc. (Cayman Islands)*                                                          4,613,926
                                                                                                  --------------------
                                                                                                            22,695,635
                                                                                                  --------------------

                  Data Processing Services (1.8%)
          88,874  Affiliated Computer Services, Inc. (Class A)*                                              5,232,901
          89,527  Automatic Data Processing, Inc.                                                            4,333,107
          85,090  Computer Sciences Corp.*                                                                   4,435,742
         181,342  Convergys Corp.*                                                                           4,607,900
         103,945  Fidelity National Information Services, Inc.                                               4,725,340
         177,998  First Data Corp.                                                                           4,788,146
          87,319  Fiserv, Inc.*                                                                              4,633,146
         113,304  Paychex, Inc.                                                                              4,290,822
         199,396  Western Union Co.                                                                          4,376,742
                                                                                                  --------------------
                                                                                                            41,423,846
                                                                                                  --------------------
                  Department Stores (0.8%)
         133,487  Dillard's, Inc. (Class A)                                                                  4,369,030
         102,117  Federated Department Stores, Inc.                                                          4,600,371
          63,024  Kohl's Corp.*                                                                              4,828,269
          57,002  Penney (J.C.) Co., Inc.                                                                    4,683,284
                                                                                                  --------------------
                                                                                                            18,480,954
                                                                                                  --------------------
                  Discount Stores (1.4%)
         147,988  Big Lots, Inc.*                                                                            4,629,065
          81,962  Costco Wholesale Corp.                                                                     4,412,834
         214,688  Dollar General Corp.                                                                       4,540,651
         151,639  Family Dollar Stores, Inc.                                                                 4,491,547
          26,100  Sears Holdings Corp.*                                                                      4,702,176
          75,789  Target Corp.                                                                               4,491,256
          94,575  Wal-Mart Stores, Inc.                                                                      4,440,296
                                                                                                  --------------------
                                                                                                            31,707,825
                                                                                                  --------------------
                  Drugstore Chains (0.6%)
         258,792  CVS/Caremark Corp.                                                                         8,835,161
          97,923  Walgreen Co.                                                                               4,493,686
                                                                                                  --------------------
                                                                                                            13,328,847
                                                                                                  --------------------
                  Electric Utilities (5.3%)
         210,501  AES Corp. (The)*                                                                           4,529,982
          95,126  Allegheny Energy, Inc.*                                                                    4,674,492
          88,407  Ameren Corp.                                                                               4,446,872
          98,541  American Electric Power Co., Inc.                                                          4,803,874
         259,445  CenterPoint Energy, Inc.                                                                   4,654,443
         265,996  CMS Energy Corp.                                                                           4,734,729
          91,202  Consolidated Edison, Inc.                                                                  4,656,774
          54,199  Constellation Energy Group, Inc.                                                           4,712,603
          53,312  Dominion Resources, Inc.                                                                   4,732,506
          94,792  DTE Energy Co.                                                                             4,540,537
         220,294  Duke Energy Corp.                                                                          4,469,765
          93,632  Edison International                                                                       4,600,140
          45,399  Entergy Corp.                                                                              4,763,263
          68,865  Exelon Corp.                                                                               4,731,714
          71,778  FirstEnergy Corp.                                                                          4,754,575
          76,005  FPL Group, Inc.                                                                            4,649,226
          83,654  Integrys Energy Group, Inc.                                                                4,643,634

          97,638  PG&E Corp.                                                                                 4,712,986
          91,815  Pinnacle West Capital Corp.                                                                4,430,074
         120,030  PPL Corp.                                                                                  4,909,227
          91,997  Progress Energy, Inc.                                                                      4,640,329
          58,405  Public Service Enterprise Group                                                            4,849,951
         121,845  Southern Co. (The)                                                                         4,465,619
         265,114  TECO Energy, Inc.                                                                          4,562,612
          72,190  TXU Corp.                                                                                  4,627,379
         192,680  Xcel Energy, Inc.                                                                          4,757,269
                                                                                                  --------------------
                                                                                                           121,054,575
                                                                                                  --------------------
                  Electrical Products (0.6%)
          98,584  Cooper Industries Ltd. (Class A) (Bermuda)                                                 4,435,294
         104,025  Emerson Electric Co.                                                                       4,482,437
         150,610  Molex Inc.                                                                                 4,247,202
                                                                                                  --------------------
                                                                                                            13,164,933
                                                                                                  --------------------
                  Electronic Components (0.7%)
         165,157  Jabil Circuit, Inc.                                                                        3,536,011
         106,210  SanDisk Corp.*                                                                             4,651,998
       1,211,208  Sanmina-SCI Corp.*                                                                         4,384,573
       1,346,546  Solectron Corp.*                                                                           4,241,620
                                                                                                  --------------------
                                                                                                            16,814,202
                                                                                                  --------------------
                  Electronic Equipment/Instruments (0.9%)
         135,715  Agilent Technologies, Inc.*                                                                4,572,238
         284,044  JDS Uniphase Corp.*                                                                        4,325,990
          71,768  Rockwell Automation, Inc.                                                                  4,296,750
         158,994  Tektronix, Inc.                                                                            4,477,271
         270,075  Xerox Corp.*                                                                               4,561,567
                                                                                                  --------------------
                                                                                                            22,233,816
                                                                                                  --------------------
                  Electronic Production Equipment (0.8%)
         244,014  Applied Materials, Inc.                                                                    4,470,337
          87,064  KLA-Tencor Corp.                                                                           4,642,252
         134,409  Novellus Systems, Inc.*                                                                    4,303,776
         271,090  Teradyne, Inc.*                                                                            4,483,829
                                                                                                  --------------------
                                                                                                            17,900,194
                                                                                                  --------------------
                  Electronics/Appliance Stores (0.6%)
          90,051  Best Buy Co., Inc.                                                                         4,387,285
         244,410  Circuit City Stores - Circuit City Group                                                   4,528,917
         173,960  RadioShack Corp.                                                                           4,702,139
                                                                                                  --------------------
                                                                                                            13,618,341
                                                                                                  --------------------
                  Electronics/Appliances (0.6%)
         187,020  Eastman Kodak Co.                                                                          4,219,171
          45,189  Harman International Industries, Inc.                                                      4,341,759
          53,384  Whirlpool Corp.                                                                            4,532,835
                                                                                                  --------------------
                                                                                                            13,093,765
                                                                                                  --------------------
                  Energy (0.2%)
          75,298  Sempra Energy                                                                              4,593,931
                                                                                                  --------------------

                  Engineering & Construction (0.2%)
          51,435  Fluor Corp.                                                                                4,614,748
                                                                                                  --------------------

                  Environmental Services (0.4%)
         366,530  Allied Waste Industries, Inc.*                                                             4,614,613
         128,549  Waste Management, Inc.                                                                     4,423,371
                                                                                                  --------------------
                                                                                                             9,037,984
                                                                                                  --------------------
                  Finance/Rental/Leasing (1.3%)
          60,282  Capital One Financial Corp.                                                                4,548,880
          86,017  CIT Group, Inc.                                                                            4,552,020
         123,254  Countrywide Financial Corp.                                                                4,146,265
          80,107  Fannie Mae                                                                                 4,372,240
          72,395  Freddie Mac                                                                                4,306,779
          86,909  Ryder System, Inc.                                                                         4,288,090
         103,805  SLM Corp.                                                                                  4,245,625
                                                                                                  --------------------
                                                                                                            30,459,899
                                                                                                  --------------------
                  Financial Conglomerates (1.2%)
          77,569  American Express Co.                                                                       4,374,892
          86,997  Citigroup, Inc.                                                                            4,466,426
          91,621  JPMorgan Chase & Co.                                                                       4,432,624
          76,296  Principal Financial Group, Inc.                                                            4,567,842
          51,099  Prudential Financial, Inc.                                                                 4,612,196
          68,115  State Street Corp.                                                                         4,410,446
                                                                                                  --------------------
                                                                                                            26,864,426
                                                                                                  --------------------
                  Financial Publishing/Services (0.5%)
         116,553  Equifax, Inc.                                                                              4,248,357
          68,483  McGraw-Hill Companies, Inc. (The)                                                          4,306,211
          68,180  Moody's Corp.                                                                              4,231,251
                                                                                                  --------------------
                                                                                                            12,785,819
                                                                                                  --------------------
                  Food Distributors (0.2%)
         132,828  SYSCO Corp.                                                                                4,493,571
                                                                                                  --------------------

                  Food Retail (0.8%)
         170,298  Kroger Co. (The)                                                                           4,810,919
         131,302  Safeway Inc.                                                                               4,810,905
         120,509  Supervalu, Inc.                                                                            4,708,287
          97,443  Whole Foods Market, Inc.                                                                   4,370,319
                                                                                                  --------------------
                                                                                                            18,700,430
                                                                                                  --------------------
                  Food: Major Diversified (1.2%)
         112,762  Campbell Soup Co.                                                                          4,392,080
         176,959  ConAgra Foods, Inc.                                                                        4,408,049
          79,225  General Mills, Inc.                                                                        4,612,480
          98,164  Heinz (H.J.) Co.                                                                           4,625,488
          86,852  Kellogg Co.                                                                                4,466,798
         272,224  Sara Lee Corp.                                                                             4,606,030
                                                                                                  --------------------
                                                                                                            27,110,925
                                                                                                  --------------------

                  Food: Meat/Fish/Dairy (0.4%)
          98,093  Dean Foods Co.*                                                                            4,584,867
         248,487  Tyson Foods, Inc. (Class A)                                                                4,823,133
                                                                                                  --------------------
                                                                                                             9,408,000
                                                                                                  --------------------
                  Food: Specialty/Candy (0.6%)
          84,703  Hershey Co. (The)                                                                          4,629,866
         114,478  McCormick & Co., Inc. (Non-Voting)                                                         4,409,693
          88,217  Wrigley (Wm.) Jr. Co.                                                                      4,497,303
                                                                                                  --------------------
                                                                                                            13,536,862
                                                                                                  --------------------
                  Forest Products (0.2%)
          57,203  Weyerhaeuser Co.                                                                           4,275,352
                                                                                                  --------------------

                  Gas Distributors (1.2%)
         532,305  Dynegy, Inc. (Class A)*                                                                    4,929,144
         106,394  KeySpan Corp.                                                                              4,378,113
          94,174  Nicor Inc.                                                                                 4,559,905
         189,662  NiSource, Inc.                                                                             4,635,339
          50,192  Questar Corp.                                                                              4,477,628
         179,689  Spectra Energy Corp.                                                                       4,720,430
                                                                                                  --------------------
                                                                                                            27,700,559
                                                                                                  --------------------
                  Home Building (0.9%)
          99,445  Centex Corp.                                                                               4,154,812
         188,741  D.R. Horton, Inc.                                                                          4,152,302
          94,953  KB Home                                                                                    4,051,645
          95,373  Lennar Corp. (Class A)                                                                     4,025,694
         163,776  Pulte Homes, Inc.                                                                          4,333,513
                                                                                                  --------------------
                                                                                                            20,717,966
                                                                                                  --------------------
                  Home Furnishings (0.4%)
         187,020  Leggett & Platt, Inc.                                                                      4,239,743
         149,625  Newell Rubbermaid, Inc.                                                                    4,651,841
                                                                                                  --------------------
                                                                                                             8,891,584
                                                                                                  --------------------
                  Home Improvement Chains (0.6%)
         114,875  Home Depot, Inc. (The)                                                                     4,220,508
         139,860  Lowe's Companies, Inc.                                                                     4,404,191
          68,938  Sherwin-Williams Co.                                                                       4,552,666
                                                                                                  --------------------
                                                                                                            13,177,365
                                                                                                  --------------------
                  Hospital/Nursing Management (0.4%)
          84,168  Manor Care, Inc.                                                                           4,575,372
         678,574  Tenet Healthcare Corp.*                                                                    4,363,231
                                                                                                  --------------------
                                                                                                             8,938,603
                                                                                                  --------------------
                  Hotels/Resorts/Cruiselines (1.0%)
          96,169  Carnival Corp. (Panama) (Units)***                                                         4,506,479
         132,938  Hilton Hotels Corp.                                                                        4,780,450
          95,507  Marriott International, Inc. (Class A)                                                     4,676,023
          70,313  Starwood Hotels & Resorts Worldwide, Inc.                                                  4,559,798
         137,604  Wyndham Worldwide Corp.*                                                                   4,699,177
                                                                                                  --------------------
                                                                                                            23,221,927
                                                                                                  --------------------

                  Household/Personal Care (1.3%)
         120,605  Avon Products, Inc.                                                                        4,493,742
          69,242  Clorox Co. (The)                                                                           4,410,023
          67,243  Colgate-Palmolive Co.                                                                      4,491,160
          94,689  Estee Lauder Companies, Inc. (The) (Class A)                                               4,625,558
          94,308  International Flavors & Fragrances, Inc.                                                   4,453,224
          65,343  Kimberly-Clark Corp.                                                                       4,475,342
          69,939  Procter & Gamble Co. (The)                                                                 4,417,347
                                                                                                  --------------------
                                                                                                            31,366,396
                                                                                                  --------------------
                  Industrial Conglomerates (1.7%)
          57,239  3M Co.                                                                                     4,374,777
          62,791  Danaher Corp.                                                                              4,486,417
         125,406  General Electric Co.**                                                                     4,434,356
          96,504  Honeywell International, Inc.                                                              4,444,974
         105,445  Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                4,573,150
          76,171  ITT Corp.                                                                                  4,594,635
          48,710  Textron, Inc.                                                                              4,374,158
         146,694  Tyco International Ltd. (Bermuda)                                                          4,628,196
          70,344  United Technologies Corp.                                                                  4,572,360
                                                                                                  --------------------
                                                                                                            40,483,023
                                                                                                  --------------------
                  Industrial Machinery (0.4%)
          89,861  Illinois Tool Works Inc.                                                                   4,636,828
          54,968  Parker Hannifin Corp.                                                                      4,744,288
                                                                                                  --------------------
                                                                                                             9,381,116
                                                                                                  --------------------
                  Industrial Specialties (0.4%)
         102,205  Ecolab Inc.                                                                                4,394,815
          65,613  PPG Industries, Inc.                                                                       4,613,250
                                                                                                  --------------------
                                                                                                             9,008,065
                                                                                                  --------------------
                  Information Technology Services (1.0%)
         145,283  Citrix Systems, Inc.*                                                                      4,653,415
          50,995  Cognizant Technology Solutions Corp. (Class A)*                                            4,501,329
         164,724  Electronic Data Systems Corp.                                                              4,559,560
          48,460  International Business Machines Corp.                                                      4,567,840
         547,753  Unisys Corp.*                                                                              4,617,558
                                                                                                  --------------------
                                                                                                            22,899,702
                                                                                                  --------------------
                  Insurance Brokers/Services (0.4%)
         119,397  AON Corp.                                                                                  4,532,310
         149,357  Marsh & McLennan Companies, Inc.                                                           4,374,667
                                                                                                  --------------------
                                                                                                             8,906,977
                                                                                                  --------------------
                  Integrated Oil (1.0%)
          63,292  Chevron Corp.                                                                              4,681,076
          65,947  ConocoPhillips                                                                             4,507,477
          61,680  Exxon Mobil Corp.                                                                          4,653,756
          88,388  Hess Corp.                                                                                 4,902,882
          86,936  Murphy Oil Corp.                                                                           4,642,382
                                                                                                  --------------------
                                                                                                            23,387,573
                                                                                                  --------------------
                  Internet Retail (0.4%)
         115,428  Amazon.com, Inc.*                                                                          4,592,880
         117,763  IAC/InterActiveCorp*                                                                       4,440,843
                                                                                                  --------------------
                                                                                                             9,033,723
                                                                                                  --------------------

                  Internet Software/Services (0.6%)
           9,774  Google Inc. (Class A)*                                                                     4,478,056
         181,965  VeriSign, Inc.*                                                                            4,570,961
         151,604  Yahoo! Inc.*                                                                               4,743,689
                                                                                                  --------------------
                                                                                                            13,792,706
                                                                                                  --------------------
                  Investment Banks/Brokers (1.7%)
          82,138  Ameriprise Financial, Inc.                                                                 4,693,365
          29,619  Bear Stearns Companies, Inc. (The)                                                         4,453,217
           8,596  Chicago Mercantile Exchange Holdings Inc. (Class A)                                        4,577,026
         198,752  E*TRADE Group, Inc.*                                                                       4,217,517
          22,763  Goldman Sachs Group, Inc. (The)                                                            4,703,519
          60,527  Lehman Brothers Holdings Inc.                                                              4,241,127
          53,929  Merrill Lynch & Co., Inc.                                                                  4,404,381
          58,267  Morgan Stanley (Note 4)                                                                    4,589,109
         239,786  Schwab (Charles) Corp. (The)                                                               4,385,686
                                                                                                  --------------------
                                                                                                            40,264,947
                                                                                                  --------------------
                  Investment Managers (1.2%)
         126,605  Federated Investors, Inc. (Class B)                                                        4,648,936
          39,542  Franklin Resources, Inc.                                                                   4,777,860
         214,957  Janus Capital Group, Inc.                                                                  4,494,751
          45,732  Legg Mason, Inc.                                                                           4,308,412
         108,742  Mellon Financial Corp.                                                                     4,691,130
          98,071  Price (T.) Rowe Group, Inc.                                                                4,627,970
                                                                                                  --------------------
                                                                                                            27,549,059
                                                                                                  --------------------
                  Life/Health Insurance (1.2%)
          97,600  AFLAC, Inc.                                                                                4,593,056
         129,740  Genworth Financial Inc. (Class A)                                                          4,533,116
          68,786  Lincoln National Corp.                                                                     4,663,003
          73,335  MetLife, Inc.                                                                              4,631,105
          68,448  Torchmark Corp.                                                                            4,489,504
         204,696  UnumProvident Corp.                                                                        4,714,149
                                                                                                  --------------------
                                                                                                            27,623,933
                                                                                                  --------------------
                  Major Banks (2.5%)
          86,839  Bank of America Corp.                                                                      4,430,526
         116,092  Bank of New York Co., Inc. (The)                                                           4,707,531
         106,263  BB&T Corp.                                                                                 4,358,908
          74,081  Comerica, Inc.                                                                             4,379,669
         194,009  Huntington Bancshares, Inc.                                                                4,239,097
         116,805  KeyCorp                                                                                    4,376,683
         119,994  National City Corp.                                                                        4,469,777
          61,469  PNC Financial Services Group                                                               4,423,924
         124,716  Regions Financial Corp.                                                                    4,411,205
          53,196  SunTrust Banks, Inc.                                                                       4,417,396
         126,637  U.S. Bancorp                                                                               4,428,496
          78,146  Wachovia Corp.                                                                             4,301,937
         126,920  Wells Fargo & Co.                                                                          4,369,856
                                                                                                  --------------------
                                                                                                            57,315,005
                                                                                                  --------------------

                  Major Telecommunications (1.0%)
          73,205  ALLTEL Corp.                                                                               4,538,710
         122,496  AT&T Inc.                                                                                  4,830,017
          84,262  Embarq Corp.                                                                               4,748,164
         235,217  Sprint Nextel Corp.                                                                        4,459,714
         120,422  Verizon Communications, Inc.                                                               4,566,402
                                                                                                  --------------------
                                                                                                            23,143,007
                                                                                                  --------------------
                  Managed Health Care (1.2%)
         104,141  Aetna, Inc.                                                                                4,560,334
          31,827  CIGNA Corp.                                                                                4,540,440
          82,482  Coventry Health Care, Inc.*                                                                4,623,116
          77,794  Humana, Inc.*                                                                              4,513,608
          85,261  UnitedHealth Group Inc.                                                                    4,516,275
          56,956  WellPoint Inc.*                                                                            4,619,132
                                                                                                  --------------------
                                                                                                            27,372,905
                                                                                                  --------------------
                  Media Conglomerates (1.0%)
         144,366  CBS Corp. (Class B)                                                                        4,416,156
         134,644  Disney (Walt) Co. (The)                                                                    4,635,793
         201,958  News Corp. (Class A)                                                                       4,669,269
         221,198  Time Warner, Inc.                                                                          4,362,025
         112,966  Viacom, Inc. (Class B)*                                                                    4,644,032
                                                                                                  --------------------
                                                                                                            22,727,275
                                                                                                  --------------------
                  Medical Distributors (0.8%)
          87,349  AmerisourceBergen Corp.                                                                    4,607,660
          63,928  Cardinal Health, Inc.                                                                      4,663,548
          82,019  McKesson Corp.                                                                             4,801,392
         129,866  Patterson Companies, Inc.*                                                                 4,608,944
                                                                                                  --------------------
                                                                                                            18,681,544
                                                                                                  --------------------
                  Medical Specialties (3.3%)
         145,868  Applera Corp. - Applied Biosystems Group                                                   4,313,317
          55,104  Bard (C.R.), Inc.                                                                          4,381,319
          87,032  Bausch & Lomb, Inc.                                                                        4,452,557
          88,199  Baxter International, Inc.                                                                 4,645,441
          60,990  Becton, Dickinson & Co.                                                                    4,689,521
         107,217  Biomet, Inc.                                                                               4,555,650
         290,556  Boston Scientific Corp.*                                                                   4,224,684
         115,884  Hospira, Inc.*                                                                             4,739,656
          88,172  Medtronic, Inc.                                                                            4,325,718
         118,895  Pall Corp.                                                                                 4,518,010
         194,835  PerkinElmer, Inc.                                                                          4,718,904
         116,991  St. Jude Medical, Inc.*                                                                    4,400,032
          69,456  Stryker Corp.                                                                              4,582,012
          99,756  Thermo Fisher Scientific, Inc.*                                                            4,663,593
          91,079  Varian Medical Systems, Inc.*                                                              4,343,558
          80,747  Waters Corp.*                                                                              4,683,326
          53,000  Zimmer Holdings, Inc.*                                                                     4,526,730
                                                                                                  --------------------
                                                                                                            76,764,028
                                                                                                  --------------------

                  Miscellaneous Commercial Services (0.4%)
         108,620  Cintas Corp.                                                                               3,921,182
         139,168  Sabre Holdings Corp. (Class A)                                                             4,557,752
                                                                                                  --------------------
                                                                                                             8,478,934
                                                                                                  --------------------
                  Miscellaneous Manufacturing (0.2%)
          90,715  Dover Corp.                                                                                4,427,799
                                                                                                  --------------------

                  Motor Vehicles (0.6%)
         599,989  Ford Motor Co.                                                                             4,733,913
         150,137  General Motors Corp.                                                                       4,600,198
          70,894  Harley-Davidson, Inc.                                                                      4,165,023
                                                                                                  --------------------
                                                                                                            13,499,134
                                                                                                  --------------------
                  Multi-Line Insurance (0.8%)
          64,438  American International Group, Inc.                                                         4,331,522
          48,045  Hartford Financial Services Group, Inc. (The)                                              4,592,141
         103,659  Loews Corp.                                                                                4,709,228
          68,201  Safeco Corp.                                                                               4,530,592
                                                                                                  --------------------
                                                                                                            18,163,483
                                                                                                  --------------------
                  Office Equipment/Supplies (0.4%)
          68,500  Avery Dennison Corp.                                                                       4,401,810
          95,373  Pitney Bowes, Inc.                                                                         4,328,980
                                                                                                  --------------------
                                                                                                             8,730,790
                                                                                                  --------------------
                  Oil & Gas Pipelines (0.6%)
         311,115  El Paso Corp.                                                                              4,501,834
          41,660  Kinder Morgan, Inc.                                                                        4,434,707
         170,102  Williams Companies, Inc. (The)                                                             4,841,103
                                                                                                  --------------------
                                                                                                            13,777,644
                                                                                                  --------------------
                  Oil & Gas Production (1.4%)
         109,226  Anadarko Petroleum Corp.                                                                   4,694,534
          65,598  Apache Corp.                                                                               4,637,779
         145,720  Chesapeake Energy Corp.                                                                    4,499,834
          66,919  Devon Energy Corp.                                                                         4,632,133
          67,302  EOG Resources, Inc.                                                                        4,801,325
          94,185  Occidental Petroleum Corp.                                                                 4,644,262
          89,666  XTO Energy Inc.                                                                            4,914,593
                                                                                                  --------------------
                                                                                                            32,824,460
                                                                                                  --------------------
                  Oil Refining/Marketing (0.6%)
          48,359  Marathon Oil Corp.                                                                         4,779,320
          66,085  Sunoco, Inc.                                                                               4,655,027
          75,486  Valero Energy Corp.                                                                        4,868,092
                                                                                                  --------------------
                                                                                                            14,302,439
                                                                                                  --------------------
                  Oilfield Services/Equipment (1.4%)
          68,679  Baker Hughes Inc.                                                                          4,541,742
         159,650  BJ Services Co.                                                                            4,454,235
         140,660  Halliburton Co.                                                                            4,464,548
          62,130  National Oilwell-Varco, Inc.*                                                              4,833,093
          68,368  Schlumberger Ltd. (Netherlands Antilles)                                                   4,724,229
         102,719  Smith International, Inc.                                                                  4,935,648
          99,382  Weatherford International Ltd. (Bermuda)*                                                  4,482,128
                                                                                                  --------------------
                                                                                                            32,435,623
                                                                                                  --------------------

                  Other Consumer Services (0.6%)
         100,799  Apollo Group, Inc. (Class A)*                                                              4,425,076
         206,367  Block (H.&R.), Inc.                                                                        4,341,962
         140,288  eBay Inc.*                                                                                 4,650,547
                                                                                                  --------------------
                                                                                                            13,417,585
                                                                                                  --------------------
                  Other Consumer Specialties (0.2%)
          55,442  Fortune Brands, Inc.                                                                       4,369,938
                                                                                                  --------------------

                  Packaged Software (1.9%)
         110,006  Adobe Systems, Inc.*                                                                       4,587,250
         115,212  Autodesk, Inc.*                                                                            4,331,971
         142,583  BMC Software, Inc.*                                                                        4,390,131
         179,616  CA Inc.                                                                                    4,653,851
         483,449  Compuware Corp.*                                                                           4,587,931
         149,981  Intuit Inc.*                                                                               4,103,480
         157,664  Microsoft Corp.**                                                                          4,394,096
         646,208  Novell, Inc.*                                                                              4,665,622
         258,175  Oracle Corp.*                                                                              4,680,713
         254,967  Symantec Corp.*                                                                            4,410,929
                                                                                                  --------------------
                                                                                                            44,805,974
                                                                                                  --------------------
                  Personnel Services (0.4%)
          94,590  Monster Worldwide, Inc.*                                                                   4,480,728
         121,707  Robert Half International, Inc.                                                            4,504,376
                                                                                                  --------------------
                                                                                                             8,985,104
                                                                                                  --------------------
                  Pharmaceuticals: Generic Drugs (0.6%)
          89,212  Barr Pharmaceuticals Inc.*                                                                 4,134,976
         221,882  Mylan Laboratories, Inc.                                                                   4,690,585
         168,846  Watson Pharmaceuticals, Inc.*                                                              4,462,600
                                                                                                  --------------------
                                                                                                            13,288,161
                                                                                                  --------------------
                  Pharmaceuticals: Major (1.6%)
          85,664  Abbott Laboratories                                                                        4,780,051
         168,901  Bristol-Myers Squibb Co.                                                                   4,688,692
          82,578  Eli Lilly & Co.                                                                            4,435,264
          71,210  Johnson & Johnson                                                                          4,291,115
         102,510  Merck & Co., Inc.                                                                          4,527,867
         172,427  Pfizer, Inc.**                                                                             4,355,506
         192,845  Schering-Plough Corp.                                                                      4,919,476
          89,249  Wyeth                                                                                      4,465,127
                                                                                                  --------------------
                                                                                                            36,463,098
                                                                                                  --------------------
                  Pharmaceuticals: Other (0.6%)
          38,921  Allergan, Inc.                                                                             4,313,225
          85,301  Forest Laboratories, Inc.*                                                                 4,387,883
         240,187  King Pharmaceuticals, Inc.*                                                                4,724,478
                                                                                                  --------------------
                                                                                                            13,425,586
                                                                                                  --------------------
                  Precious Metals (0.4%)
          72,628  Freeport-McMoRan Copper & Gold, Inc. (Class B)                                             4,807,247
         100,371  Newmont Mining Corp.                                                                       4,214,578
                                                                                                  --------------------
                                                                                                             9,021,825
                                                                                                  --------------------

                  Property - Casualty Insurers (1.3%)
          76,063  ACE Ltd. (Cayman Islands)                                                                  4,340,155
          72,177  Allstate Corp. (The)                                                                       4,334,951
          86,751  Chubb Corp. (The)                                                                          4,482,424
         101,007  Cincinnati Financial Corp.                                                                 4,282,697
         203,636  Progressive Corp. (The)                                                                    4,443,338
          86,226  Travelers Companies, Inc, (The)                                                            4,463,920
          63,079  XL Capital Ltd. (Class A) (Cayman Islands)                                                 4,413,007
                                                                                                  --------------------
                                                                                                            30,760,492
                                                                                                  --------------------
                  Publishing: Books/Magazines (0.2%)
          79,319  Meredith Corp.                                                                             4,552,117
                                                                                                  --------------------

                  Publishing: Newspapers (0.9%)
         125,809  Dow Jones & Co., Inc.                                                                      4,336,636
          77,277  Gannett Co., Inc.                                                                          4,349,922
         180,189  New York Times Co. (The) (Class A)                                                         4,236,243
          98,852  Scripps (E.W.) Co. (Class A)                                                               4,416,707
         148,278  Tribune Co.                                                                                4,761,207
                                                                                                  --------------------
                                                                                                            22,100,715
                                                                                                  --------------------
                  Pulp & Paper (0.4%)
         126,308  International Paper Co.                                                                    4,597,611
         151,817  MeadWestvaco Corp.                                                                         4,682,036
                                                                                                  --------------------
                                                                                                             9,279,647
                                                                                                  --------------------
                  Railroads (0.8%)
          56,752  Burlington Northern Santa Fe Corp.                                                         4,564,563
         112,937  CSX Corp.                                                                                  4,523,127
          90,324  Norfolk Southern Corp.                                                                     4,570,394
          45,322  Union Pacific Corp.                                                                        4,602,449
                                                                                                  --------------------
                                                                                                            18,260,533
                                                                                                  --------------------
                  Real Estate Development (0.4%)
         133,364  CB Richard Ellis Group, Inc. (Class A)*                                                    4,558,382
         154,079  Realogy Corp.*                                                                             4,562,279
                                                                                                  --------------------
                                                                                                             9,120,661
                                                                                                  --------------------
                  Real Estate Investment Trusts (2.5%)
          78,662  Apartment Investment & Management Co. (Class A)                                            4,538,011
          80,692  Archstone-Smith Trust                                                                      4,379,962
          33,569  AvalonBay Communities, Inc.                                                                4,363,970
          38,827  Boston Properties, Inc.                                                                    4,558,290
          51,400  Developers Diversified Realty Corp.                                                        3,233,060
          90,467  Equity Residential                                                                         4,363,223
         164,400  Host Hotels & Resorts Inc.                                                                 4,325,364
          93,420  Kimco Realty Corp.                                                                         4,553,291
         119,644  Plum Creek Timber Co., Inc.                                                                4,716,366
          69,085  ProLogis                                                                                   4,485,689
          47,403  Public Storage, Inc.                                                                       4,487,642
          41,373  Simon Property Group, Inc.                                                                 4,602,746
          37,431  Vornado Realty Trust                                                                       4,467,016
                                                                                                  --------------------
                                                                                                            57,074,630
                                                                                                  --------------------

                  Recreational Products (0.8%)
         136,489  Brunswick Corp.                                                                            4,347,175
          88,081  Electronic Arts Inc.*                                                                      4,435,759
         155,347  Hasbro, Inc.                                                                               4,446,031
         163,476  Mattel, Inc.                                                                               4,507,033
                                                                                                  --------------------
                                                                                                            17,735,998
                                                                                                  --------------------
                  Regional Banks (1.7%)
         130,377  Commerce Bancorp, Inc.                                                                     4,351,984
          67,389  Compass Bancshares, Inc.                                                                   4,636,363
         109,503  Fifth Third Bancorp                                                                        4,236,671
         106,368  First Horizon National Corp.                                                               4,417,463
          37,146  M&T Bank Corp.                                                                             4,302,621
          93,086  Marshall & Ilsley Corp.                                                                    4,310,813
          74,485  Northern Trust Corp.                                                                       4,479,528
         141,604  Synovus Financial Corp.                                                                    4,579,473
          53,717  Zions Bancorporation                                                                       4,540,161
                                                                                                  --------------------
                                                                                                            39,855,077
                                                                                                  --------------------
                  Restaurants (1.0%)
         109,281  Darden Restaurants, Inc.                                                                   4,501,284
         104,184  McDonald's Corp.                                                                           4,693,489
         140,907  Starbucks Corp.*                                                                           4,418,844
         139,719  Wendy's International, Inc.                                                                4,373,205
          78,703  Yum! Brands, Inc.                                                                          4,545,885
                                                                                                  --------------------
                                                                                                            22,532,707
                                                                                                  --------------------
                  Savings Banks (0.6%)
         318,945  Hudson City Bancorp, Inc.                                                                  4,363,168
         175,578  Sovereign Bancorp, Inc.                                                                    4,466,704
         108,048  Washington Mutual, Inc.                                                                    4,362,978
                                                                                                  --------------------
                                                                                                            13,192,850
                                                                                                  --------------------
                  Semiconductors (2.7%)
         307,562  Advanced Micro Devices, Inc.*                                                              4,016,760
         217,575  Altera Corp.*                                                                              4,349,324
         128,217  Analog Devices, Inc.                                                                       4,422,204
         132,764  Broadcom Corp. (Class A)*                                                                  4,257,742
         225,010  Intel Corp.**                                                                              4,304,441
         134,779  Linear Technology Corp.                                                                    4,257,669
         448,951  LSI Logic Corp.*                                                                           4,687,048
         142,306  Maxim Integrated Products, Inc.                                                            4,183,796
         376,656  Micron Technology, Inc.*                                                                   4,550,004
         182,144  National Semiconductor Corp.                                                               4,396,956
         151,991  NVIDIA Corp.*                                                                              4,374,301
         662,915  PMC - Sierra, Inc.*                                                                        4,647,034
         144,818  Texas Instruments Inc.                                                                     4,359,022
         177,296  Xilinx, Inc.                                                                               4,561,826
                                                                                                  --------------------
                                                                                                            61,368,127
                                                                                                  --------------------

                  Services to the Health Industry (1.0%)
          54,921  Express Scripts, Inc.*                                                                     4,433,223
         158,306  IMS Health Inc.                                                                            4,695,356
          63,053  Laboratory Corp. of America Holdings*                                                      4,579,539
          66,558  Medco Health Solutions, Inc.*                                                              4,827,452
          87,992  Quest Diagnostics Inc.                                                                     4,388,161
                                                                                                  --------------------
                                                                                                            22,923,731
                                                                                                  --------------------
                  Specialty Insurance (0.6%)
          50,197  Ambac Financial Group, Inc.                                                                4,336,519
          66,435  MBIA Inc.                                                                                  4,350,828
          75,437  MGIC Investment Corp.                                                                      4,444,748
                                                                                                  --------------------
                                                                                                            13,132,095
                                                                                                  --------------------
                  Specialty Stores (1.4%)
         210,292  AutoNation, Inc.*                                                                          4,466,602
          36,356  AutoZone, Inc.*                                                                            4,658,658
         112,923  Bed Bath & Beyond Inc.*                                                                    4,536,117
         124,213  Office Depot, Inc.*                                                                        4,364,845
          90,697  OfficeMax Inc.                                                                             4,783,360
         169,045  Staples, Inc.                                                                              4,368,123
         106,062  Tiffany & Co.                                                                              4,823,700
                                                                                                  --------------------
                                                                                                            32,001,405
                                                                                                  --------------------
                  Specialty Telecommunications (0.8%)
         103,612  CenturyTel, Inc.                                                                           4,682,226
         310,934  Citizens Communications Co.                                                                4,648,463
         526,735  Qwest Communications International, Inc.*                                                  4,735,348
         315,561  Windstream Corp.                                                                           4,635,591
                                                                                                  --------------------
                                                                                                            18,701,628
                                                                                                  --------------------
                  Steel (0.6%)
          44,281  Allegheny Technologies, Inc.                                                               4,724,340
          73,466  Nucor Corp.                                                                                4,784,841
          50,761  United States Steel Corp.                                                                  5,033,968
                                                                                                  --------------------
                                                                                                            14,543,149
                                                                                                  --------------------
                  Telecommunication Equipment (1.2%)
         276,890  ADC Telecommunications, Inc.*                                                              4,635,139
         171,945  CIENA Corp.*                                                                               4,805,863
         208,081  Corning, Inc.*                                                                             4,731,762
         236,885  Motorola, Inc.                                                                             4,185,758
         103,707  QUALCOMM, Inc.                                                                             4,424,141
         432,625  Tellabs, Inc.*                                                                             4,282,988
                                                                                                  --------------------
                                                                                                            27,065,651
                                                                                                  --------------------
                  Tobacco (0.6%)
          51,555  Altria Group, Inc.                                                                         4,527,045
          72,008  Reynolds American, Inc.                                                                    4,494,019
          78,036  UST, Inc.                                                                                  4,524,527
                                                                                                  --------------------
                                                                                                            13,545,591
                                                                                                  --------------------
                  Tools/Hardware (0.6%)
          55,337  Black & Decker Corp.                                                                       4,516,606
          94,402  Snap-On, Inc.                                                                              4,540,736
          84,231  Stanley Works (The)                                                                        4,663,028
                                                                                                  --------------------
                                                                                                            13,720,370
                                                                                                  --------------------

                  Trucks/Construction/Farm Machinery (1.0%)
          71,061  Caterpillar Inc.                                                                           4,763,219
          32,714  Cummins Inc.                                                                               4,734,370
          41,166  Deere & Co.                                                                                4,472,274
          62,628  PACCAR, Inc.                                                                               4,596,895
          66,256  Terex Corp.*                                                                               4,754,531
                                                                                                  --------------------
                                                                                                            23,321,289
                                                                                                  --------------------
                  Wholesale Distributors (0.4%)
          93,555  Genuine Parts Co.                                                                          4,584,195
          60,190  Grainger (W.W.), Inc.                                                                      4,649,076
                                                                                                  --------------------
                                                                                                             9,233,271
                                                                                                  --------------------
                  TOTAL COMMON STOCKS
                    (Cost $1,265,382,527)                                                                2,262,882,411
                                                                                                  --------------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
-----------------
                  SHORT-TERM INVESTMENT (1.5%)
                  REPURCHASE AGREEMENT
        $ 33,719  Joint repurchase agreement account 5.33% due 04/02/07
                  (dated 03/30/07; proceeds $33,733,977) (a)
                  (Cost $33,719,000)                                                                        33,719,000
                                                                                                  --------------------

                  TOTAL INVESTMENTS
                    (Cost $1,299,101,527)                                          100.1%                2,296,601,411
                  OTHER ASSETS IN EXCESS OF LIABILITIES                             (0.1)                   (2,507,859)
                                                                                --------------    --------------------
                  NET ASSETS                                                       100.0%               $2,294,093,552
                                                                                ==============    ====================

------------------
       *        Non-income producing security.
       **       A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                $868,000.
       ***      Consist of one or more class of securities traded as a unit;
                stocks with attached paired trust shares. (a) A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund's Trustees.
       (b)      Collateralized by federal agency and U.S. Treasury obligations.
       (c)      Securities have been designated as collateral in an amount equal to $22,321,800 in connection with open futures contracts.
                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
       (d)      unrealized appreciation is $1,020,745,244 and the aggregate gross unrealized depreciation is $23,245,360, resulting in net unrealized appreciation of $997,499,884.

FUTURES CONTRACTS OPEN AT MARCH 31 2007:

      NUMBER OF                                    DESCRIPTION, DELIVERY        UNDERLYING FACE                 UNREALIZED
      CONTRACTS         LONG/SHORT                     MONTH AND YEAR           AMOUNT AT VALUE                APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------

         140               Long        S&P Midcap 400 Mini Index
                                       June 2007                                    $11,981,200                        $146,776
          32               Long        S&P 500 Index
                                       June 2007                                     11,449,600                          93,896
                                                                                                           ----------------------

                                       Total Unrealized Appreciation..............................                     $240,672
                                                                                                           ======================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3

                                                                    Exhibit 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 22, 2007
                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    Exhibit 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5